Pension plan obligations (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Pension plan obligations, beginning	R$ (2,142,871)	R$ (2,150,191)
Expenses recognized	(48,879)	(51,921)
Payments during the period	60,520	58,324
Pension plan obligations, ending	(2,131,230)	(2,143,788)
G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Pension plan obligations, beginning	(44,249)	(148,116)
Expenses recognized	(1,560)	4,384
Payments during the period	10,096	10,124
Pension plan obligations, ending	(35,713)	(133,608)
G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Pension plan obligations, beginning	(2,098,622)	(2,002,075)
Expenses recognized	(47,319)	(56,305)
Payments during the period	50,424	48,200
Pension plan obligations, ending	R$ (2,095,517)	R$ (2,010,180)